INCOME TAXES - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current income tax payable	$ 239,357	$ 22,792
Current tax liabilities, non-current	0	19,685
Current tax liabilities	$ 239,357	$ 42,477